Debt - Summary of Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Nov. 19, 2018	Sep. 26, 2018	Dec. 31, 2017	Jun. 30, 2015
Debt Instrument [Line Items]
Long-term debt gross	$ 1,023,614
Total debt	1,039,335
Long-term debt	1,039,335	$ 1,035,641
Predecessor
Debt Instrument [Line Items]
Total debt				$ 3,043,967
Less: liabilities subject to compromise				(3,043,967)
Long-term debt		$ 969,158
2017 Senior Secured Notes | Predecessor
Debt Instrument [Line Items]
Long-term debt gross				439,364
Less: liabilities subject to compromise				(439,364)
2018 Senior Secured Term Loan B | Predecessor
Debt Instrument [Line Items]
Long-term debt gross				718,125
Less: liabilities subject to compromise				(718,125)
2013 Revolving Credit Facility | Predecessor
Debt Instrument [Line Items]
Long-term debt gross				475,000
Less: liabilities subject to compromise				(475,000)
SSCF | Predecessor
Debt Instrument [Line Items]
Long-term debt gross				661,478
Total debt					$ 985,000
Less: liabilities subject to compromise				(661,478)
2020 Senior Secured Notes | Predecessor
Debt Instrument [Line Items]
Long-term debt gross				750,000
Less: liabilities subject to compromise				$ (750,000)
First Lien Notes
Debt Instrument [Line Items]
Long-term debt gross	747,400
Second Lien PIK Notes
Debt Instrument [Line Items]
Long-term debt gross	$ 291,935
Second Lien PIK Notes | Predecessor
Debt Instrument [Line Items]
Long-term debt gross			$ 250,000